Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Document Creation Date	dei_DocumentCreationDate	Jul. 22, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 22, 2013
Prospectus Date	rr_ProspectusDate	Jul. 11, 2013